Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations

The operating results of discontinued operations for the three months ended September 30, 2025 and 2024 were as follows:

	For the Three Months Ended September 30,
	2025	2024
Revenues - net	$-	$24,454
Costs and expenses	156	118,299
Loss from operations	(156)	(93,845)
General and administrative expenses	(1,297)	(1,981)
Net loss from discontinued operations	$(1,453)	$(95,826)

Liabilities of Discontinued Operations

The carrying amounts of the liabilities of discontinued operations as of September 30, 2025 and June 30, 2025 were as follows:

	September 30, 2025	June 30, 2025
Current liabilities
Accounts payable and accrued expenses	$450,495	$479,005
Total liabilities	$450,495	$479,005

The operating results of discontinued operations for the years ended June 30, 2025 and 2024 were as follows:

	For the Years Ended June 30,
	2025	2024
Revenues - net	$41,551	$89,272
Costs and expenses	214,443	365,887
Loss from operations	(172,892)	(276,615)
General and administrative expenses	(6,802)	(5,429)
Net loss from discontinued operations	$(179,694)	$(282,044)

Assets and Liabilities of Discontinued Operations

The operating results of discontinued operations for the years ended June 30, 2025 and 2024 were as follows:

The carrying amounts of the assets and liabilities of discontinued operations as of June 30, 2025 and 2024 were as follows:

	June 30,
	2025	2024
Current assets
Cash	$-	$10,634
Accounts receivable	-	22,297
Prepaid and other	-	34,437
Inventory	-	25,995
Total assets	$-	$93,363

Current liabilities
Accounts payable and accrued expenses	$479,005	$457,610
Total liabilities	$479,005	$457,610